Business Dispositions (Details 2) (USD $) In Millions, except Share data	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total debt		$ 4,714	$ 3,999
Aggregate principal amount		2,000
Term loan		4,703
Goodwill impairment				570
Advisory Services Division
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain from discontinued operations, net of tax			15
Proceeds from disposition			1,650
Sales and service revenues			1,500	1,600
Electro-Optical Systems
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain from discontinued operations, net of tax				19
Proceeds from disposition				175
Sales and service revenues				53
Shipbuilding Segment
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain from discontinued operations, net of tax		15	18	26
Sales and service revenues		6,711	7,740	7,761
Pro rata shares	6
Total shares distributed	48,800,000
Total debt	1,200
Aggregate principal amount	650
Term loan	575
Debt proceeds used for cash contribution	1,429
Non-deductible transaction costs incurred from spin-off of Shipbuilding business		28	4
Goodwill impairment				$ 2,490